Offerings	Mar. 20, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,650,000
Proposed Maximum Offering Price per Unit | $ / shares	94.52
Maximum Aggregate Offering Price	$ 344,998,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,644.22
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (“Securities Act”), this registration statement will also cover any additional shares of common stock, par value $0.01 per share, of The Toro Company (“Common Stock”) that become issuable under The Toro Company 2026 Equity Plan (“2026 Plan”) by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without the registrant’s receipt of consideration which would increase the number of outstanding shares of Common Stock.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee and calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on the average of the high and low sales prices of the Common Stock on March 17, 2026, as reported by The New York Stock Exchange.

(3)	The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	235,539
Proposed Maximum Offering Price per Unit | $ / shares	94.52
Maximum Aggregate Offering Price	$ 22,263,146
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,074.54
Offering Note

(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (“Securities Act”), this registration statement will also cover any additional shares of common stock, par value $0.01 per share, of The Toro Company (“Common Stock”) that become issuable under The Toro Company 2026 Equity Plan (“2026 Plan”) by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without the registrant’s receipt of consideration which would increase the number of outstanding shares of Common Stock.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee and calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on the average of the high and low sales prices of the Common Stock on March 17, 2026, as reported by The New York Stock Exchange.

(3)	The Registrant does not have any fee offsets.